Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes
Number of tax jurisdictions	4
Components of income before income taxes
Income (loss) before income tax expense	$ 34,585,000	$ (297,417,000)	$ (10,903,000)
Income (loss) from non-China operations	19,590,000	(362,692,000)	(119,054,000)
Income from China operations	14,995,000	65,275,000	108,151,000
Income tax expenses applicable to China operations	2,730,000	5,001,000	8,436,000
Effective tax rate for China operations (as a percent)	18.00%	8.00%	8.00%
Impairment charge related to investment	18,498,000	281,548,000	128,554,000
Goodwill impairment		68,891,000
Statutory rate (as a percent)	25.00%	25.00%	25.00%
Current and deferred portion of income tax expenses for China operations
Current tax provision	6,245,000	5,930,000	9,142,000
Deferred tax (benefits) provision	(3,515,000)	(929,000)	(706,000)
Income tax expenses	2,730,000	5,001,000	8,436,000
Reconciliation between the statutory EIT rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)	(12.00%)	(18.00%)	(18.00%)
Permanent differences (as a percent)	4.00%	1.00%	1.00%
Change in valuation allowance (as a percent)	1.00%	0.00%	0.00%
Effective tax rate for China operations (as a percent)	18.00%	8.00%	8.00%
Tax holiday on China operations
Tax holiday effect	1,713,000	10,306,000	20,303,000
Basic net income (loss) per share effect (in dollars per share)	$ 0.03	$ 0.16	$ 0.33
Diluted net income (loss) per share effect (in dollars per share)	$ 0.03	$ 0.16	$ 0.33
Deferred tax assets:
Net operating loss carryforwards	37,049,000	40,219,000	32,911,000
Allowances for doubtful accounts, accruals and other liabilities	13,465,000	6,981,000	5,753,000
Depreciation	467,000	351,000	202,000
Other tax credits			346,000
Total deferred tax assets	50,981,000	47,551,000	39,212,000
Less: valuation allowance	(45,160,000)	(45,494,000)	(38,201,000)
Net deferred tax assets	5,821,000	2,057,000	1,011,000
Including - Current deferred tax assets	4,161,000	2,057,000
Non-current deferred tax assets	1,660,000
Deferred tax liabilities included in accrued liabilities:
Depreciation	(389,000)	(65,000)	(223,000)
Others	(199,000)	(275,000)
Total deferred tax liabilities	(588,000)	(340,000)	(223,000)
Historical rate for valuing deferred tax assets (as a percent)	25.00%
China
Components of income before income taxes
Statutory rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	33.00%
State income tax (as a percent)						30.00%
Local income tax (as a percent)						3.00%
Transitional period to entities that enjoyed preferential tax holiday under the previous income tax law	5 years
Threshold for previous tax rate below which preferential rates subsequently apply (as a percent)	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%
Reconciliation between the statutory EIT rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	33.00%
Deferred tax assets:
Net operating loss carryforwards	3,187,000	7,076,000
Allowances for doubtful accounts, accruals and other liabilities	12,977,000	6,513,000	5,596,000
Depreciation	467,000	351,000	202,000
Total deferred tax assets	16,631,000	13,940,000	5,798,000
Less: valuation allowance	(10,810,000)	(11,883,000)	(4,787,000)
Net deferred tax assets	5,821,000	2,057,000	1,011,000
Including - Current deferred tax assets	4,161,000	2,057,000	1,011,000
Non-current deferred tax assets	1,660,000
Deferred tax liabilities included in accrued liabilities:
Depreciation	(389,000)	(65,000)	(223,000)
Others	(199,000)	(275,000)
Total deferred tax liabilities	(588,000)	(340,000)	(223,000)
Including - Current deferred tax liabilities	(199,000)	(340,000)	(223,000)
Non-current deferred tax liabilities	(389,000)
Unrecognized tax benefits	0
Net operating loss carryforwards	3,200,000
Operating loss carryforwards provided with valuation allowance	1,600,000
Operating loss carryforwards due to expire in December 2017	1,600,000
China | High and new technology enterprises
Components of income before income taxes
Preferential statutory rate (as a percent)	15.00%	15.00%	15.00%			15.00%
Period of special tax holidays						3 years
Period of reduced preferential income tax rate						3 years
Reduction in preferential tax rate (as a percent)						50.00%
Number of qualified subsidiaries (in entities)	3
China | Software enterprise | SINA (Shanghai) Management Co., Ltd.
Components of income before income taxes
Preferential statutory rate (as a percent)	12.50%
Period of special tax holidays	2 years
Period of reduced preferential income tax rate	3 years
U.S.
Deferred tax assets:
Net operating loss carryforwards	30,884,000	30,435,000	30,327,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	488,000	468,000	503,000
Total deferred tax assets	31,372,000	30,903,000	30,830,000
Less: valuation allowance	(31,372,000)	(30,903,000)	(30,830,000)
Net deferred tax assets	0	0	0
Deferred tax liabilities included in accrued liabilities:
Federal net operating loss carryforwards	85,000,000
State net operating loss carryforwards	30,200,000
Federal net operating loss carryforwards related to employee stock options	39,100,000
State net operating loss carryforwards related to employee stock options	25,300,000
Hong Kong
Deferred tax assets:
Net operating loss carryforwards	2,978,000	2,708,000	2,584,000
Less: valuation allowance	(2,978,000)	(2,708,000)	(2,584,000)
Net deferred tax assets	0	0	0
Deferred tax liabilities included in accrued liabilities:
Net operating loss carryforwards	18,000,000
Cayman Islands
Components of income before income taxes
Impairment charge related to investment	8,400,000	281,200,000	128,600,000
Gain recognized on disposal of investment CRIC	45,300,000
Gain on disposal of investment in Tudou	10,200,000
Cayman Islands | MVAS
Components of income before income taxes
Goodwill impairment		$ 68,900,000